INCOME TAXES (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Income taxes
Assessable profits	$ 2,000
Half of the current tax rate (as a Percent)	8.25	8.25
Current tax expense (benefit)		$ 33	$ 81	$ 54
Schedule of Loss before income taxes
Loss before income tax expense		(59,790)	(9,675)	(8,686)
Deferred tax assets:
Bad debt allowance					$ 88
Accrued inventory provision					348	$ 925
Net operating loss carry forwards					27,852	20,061
Less: Valuation allowance		(20,986)	(19,818)	(19,818)	(26,691)	(20,986)
Deferred tax asset, net					1,597
Deferred tax liabilities:
Acquired intangible assets					(1,597)
Net operating loss carry forwards					10,052
Net operating loss expire by 2019					1,890
Net operating loss expire by 2020					813
Net operating loss expire by 2021					5,201
Net operating loss expire by 2022					878
Net operating loss expire by 2023					1,270
Movement of valuation allowance
Balance at beginning of the period		20,986	19,818
Additions		5,705	1,168
Balance at end of the period		26,691	20,986	19,818
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Loss before provision of income tax		$ (59,790)	$ (9,675)	$ (8,686)
Statutory tax rate in the PRC (as a percent)	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate		$ (14,948)	$ (2,419)	$ (2,172)
Non-deductible expenses		115	42	20
Effect of preferential tax rates		(7)	(67)	(11)
Utilization of tax loss previously not recognized			(99)	(124)
Effect of income tax rate differences in jurisdictions other than the PRC		9,154	1,456	1,843
Changes in valuation allowances		5,705	1,168	498
Income tax expense		33	81	54
Income tax paid		$ 55	81	54
Shenzhen Xuyi
Income taxes
Preferential income tax rate	10.00%	10.00%
Qianhai Xuyi Hunan
Income taxes
Preferential income tax rate	10.00%	10.00%
Hong Kong
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)	16.50%	16.50%
PRC
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)	25.00%	25.00%
Additional disclosures
Withholding tax rate on dividends distributed to non-resident entities (as a percent)	10.00%	10.00%
Deferred tax liability accrued for the Chinese dividend withholding taxes					$ 0	$ 0
PRC | Lanting Gaochuang
Income taxes
Reduced tax rate for the years subsequent the exemption period (as a percent)	12.50%	12.50%
Preferential income tax rate	15.00%	15.00%
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)	25.00%	25.00%
Netherland | LITB Netherlands B.V.
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)	25.00%	25.00%
United States | LITB, INC
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)	8.70%	8.70%
Singapore | Ching International service PTE.LTD
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)	17.00%	17.00%
Singapore | D2D Express PTE.LTD
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)	17.00%	17.00%
Singapore | Avant E-Commerce Service PTE.LTD
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)	17.00%	17.00%
Singapore | Avant Logistic Service PTE.LTD
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)	17.00%	17.00%
Malaysia | Ching International Service (Malaysia) SDN.BHD
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)	24.00%	24.00%
Malaysia | Avant Ecommerce Malaysia SDN.BHD
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)	24.00%	24.00%
Thailand | Ezbuy (Thailand) Co., Ltd
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)	20.00%	20.00%
Indonesia | PT ezbuy Holdings
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)	25.00%	25.00%
CAYMAN ISLANDS
Schedule of Loss before income taxes
Loss before income tax expense		$ (24,750)	(3,705)	(6,348)
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Loss before provision of income tax		(24,750)	(3,705)	(6,348)
Hong Kong
Schedule of Loss before income taxes
Loss before income tax expense		(36,476)	(7,205)	(2,914)
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Loss before provision of income tax		(36,476)	(7,205)	(2,914)
PRC excluding Hong Kong SAR, and other countries
Schedule of Loss before income taxes
Loss before income tax expense		1,436	1,235	576
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Loss before provision of income tax		$ 1,436	$ 1,235	$ 576